Deferred income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income.
Schedule of Deferred income

	2025	2024
	US$'000	US$'000
Carbon dioxide emissions allowances	17,581	4,271
Government grants	8,813	3,743
Total	26,394	8,014